Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	LifeStance Health Group, Inc. 2021 Equity Incentive Plan Common Stock, $0.01 par value
Amount Registered | shares	19,136,740
Proposed Maximum Offering Price per Unit	7.78
Maximum Aggregate Offering Price	$ 148,883,837.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,794.12
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional shares of the registrant’s common stock that may become issuable pursuant to terms designed to prevent dilution resulting from share splits, share dividends or similar events.
(2)
Represents an increase to the number of shares available for issuance under the LifeStance Health Group, Inc. 2021 Equity Incentive Plan, effective as of January 1, 2025.
(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high and low prices of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 21, 2025 to be $7.57 and $7.98, respectively.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	LifeStance Health Group, Inc. 2021 Employee Stock Purchase Plan Common Stock, $0.01 par value
Amount Registered | shares	3,827,348
Proposed Maximum Offering Price per Unit	7.78
Maximum Aggregate Offering Price	$ 29,776,767.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,558.82
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional shares of the registrant’s common stock that may become issuable pursuant to terms designed to prevent dilution resulting from share splits, share dividends or similar events.
(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high and low prices of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 21, 2025 to be $7.57 and $7.98, respectively.
(4)
Represents an increase to the number of shares available for issuance under the LifeStance Health Group, Inc. Employee Stock Purchase Plan, effective as of January 1, 2025.